Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of loss before income taxes

	2025	2024	2023
	$	$	$
Net loss for the year	(2,656,304)	(3,313,346)	(2,158,065)
Statutory tax rate	27%	27%	27%
Expected income tax recovery	(717,000)	(895,000)	(583,000)
Decrease to income tax recovery due to:
Non-deductible permanent differences	(145,000)	(246,000)	45,000
Temporary differences	(549,000)	312,000	(25,000)
(Over) under provided in prior years	—	(1,099,000)	(559,000)
Change in tax assets not recognized	1,411,000	1,928,000	1,122,000
Income tax recovery	—	—	—

Schedule of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2025	2024
	$	$
Share issuance costs	292,000	292,000
Cumulative eligible capital	108,000	95,000
Operating losses carried forward	8,104,000	6,706,000
Total deferred tax assets	8,504,000	7,093,000
Deferred tax assets not recognized	(8,504,000)	(7,093,000)
	—	—

Schedule of losses expire

Expiry date	CAD$
2032	44,000
2033	748,000
2034	325,000
2035	286,000
2036	365,000
2037	618,000
2038	1,089,000
2039	554,000
2040	1,116,000
2041	3,648,000
2042	12,628,000
2043	8,084,000
2044	6,534,000
2045	5,404,000
Total	41,443,000